Average Annual Total Returns - AST QMA International Core Equity	No Share Class 1 Year	No Share Class 5 Years	No Share Class Since Inception	No Share Class InceptionDate	MSCI Europe, Australasia and the Far East (EAFE) Index (ND) (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI Europe, Australasia and the Far East (EAFE) Index (ND) (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI Europe, Australasia and the Far East (EAFE) Index (ND) (reflects no deduction for fees, expenses or taxes) Since Inception
Total	6.58%	5.71%	5.07%	Jan. 05, 2015	7.82%	7.45%	6.03%	[1]

[1]	Since Inception returns for the Index are measured from the month-end closest to the inception date.